OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER ASSETS
Related-party receivables (Note 29)	R$ 434,229	R$ 666,288
Sale of real estate and other receivables	141,480	230,486
Advances to employees and suppliers	120,914	79,850
Subscription bonus (note 1.c)	56,409	60,192
Surplus from post-employment benefit plans (Note 31.c)	4,161	95,151
Other amounts receivable (3)	56,316	31,050
Total	813,509	1,163,017
Current	487,201	623,088
Non-current	326,308	539,929
Amount arising from related parties	R$ 355,705	559,499
PBS Assisted Plan (PBS-A)
OTHER ASSETS
Distribution of PBS - A surplus		R$ 90,538